Taxes - Schedule of Expiration of Carry Forward Operating Loss (Details)	Dec. 31, 2025 USD ($)
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	$ 44,858,585
Tax Year 2026 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	50,998
Tax Year 2027 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	1,213,573
Tax Year 2028 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	670,347
Tax Year 2029 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	3,094,098
Tax Year 2030 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	2,433,218
Tax Year 2031 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss
Tax Year 2032 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	3,531,458
Tax Year 2033 [Member
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	8,856,396
Tax Year 2034 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	8,340,974
Tax Year 2035 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Carry Forward Operating Loss	$ 16,667,523